Risk management - Macroeconomic scenarios applied - Additional Information (Details)	12 Months Ended					24 Months Ended	36 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2026	Dec. 31, 2026
Disclosure of credit risk exposure [line items]
Global output percent				2.40%	2.60%
Global GDP increase				2.40%
Global GDP rate assumed				1.30%
USA
Disclosure of credit risk exposure [line items]
Economic growth rate				2.20%
Eurozone
Disclosure of credit risk exposure [line items]
Economic growth rate				0.50%
Poland
Disclosure of credit risk exposure [line items]
Economic growth rate				0.40%
Türkiye
Disclosure of credit risk exposure [line items]
Economic growth rate				3.50%
Unemployment rate				10.00%
Russia
Disclosure of credit risk exposure [line items]
Economic growth rate				1.70%
Australia
Disclosure of credit risk exposure [line items]
Economic growth rate				1.70%
Unemployment rate				4.10%
Forecast
Disclosure of credit risk exposure [line items]
Global output percent	2.40%	2.30%	1.80%
Global GDP increase			1.80%
Global GDP rate assumed			2.40%
Forecast | USA
Disclosure of credit risk exposure [line items]
Economic growth rate	3.30%		0.90%			2.00%
Forecast | Eurozone
Disclosure of credit risk exposure [line items]
Economic growth rate			0.80%			1.40%
Forecast | Poland
Disclosure of credit risk exposure [line items]
Economic growth rate			2.50%
Forecast | Türkiye
Disclosure of credit risk exposure [line items]
Economic growth rate			2.10%
Forecast | Russia
Disclosure of credit risk exposure [line items]
Economic growth rate							1.20%
Forecast | China
Disclosure of credit risk exposure [line items]
Economic growth rate							4.20%
Forecast | Australia
Disclosure of credit risk exposure [line items]
Economic growth rate	2.50%	2.40%	1.30%
Unemployment rate			4.40%